Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Currency translation adjustment, tax	$ (338)	$ 827	$ 41
Net unrealized (gain) loss on derivatives, tax	$ 216		$ (132)